REVENUE	12 Months Ended
Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of revenue from contracts with customers [text block]
REVENUE

The Company has recognized the following amounts relating to revenue in the consolidated statements of operations:

For the years ended December 31,	2018	2017
Revenue from contracts with customers (a)	$1,805.3	$1,813.9
Revenue from other sources
Provisional pricing adjustments on concentrate sales	(6.8)	(10.1)
	$1,798.5	$1,803.8

(a)	Disaggregation of Revenue from Contracts with Customers

The following table disaggregates revenue from contracts with customers by metal and source mine.
The table also includes a reconciliation of the disaggregated revenue from contracts with customers with disaggregated revenue reported in Note 33: Operating Segments.

For the year ended December 31, 2018	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other mines	Total
Gold	$142.1	$192.6	$444.0	$179.4	$102.6	$83.8	$213.1	$1,357.6
Silver	—	61.0	3.6	—	—	43.0	—	107.6
Copper	340.1	—	—	—	—	—	—	340.1
Total revenue from contracts with customers	$482.2	$253.6	$447.6	$179.4	$102.6	$126.8	$213.1	$1,805.3
Provisional pricing adjustments	(6.8)	—	—	—	—	—	—	(6.8)
Total revenue	$475.4	$253.6	$447.6	$179.4	$102.6	$126.8	$213.1	$1,798.5

For the year ended December 31, 2017	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other mines	Total
Gold	$138.7	$201.3	$399.9	$170.8	$115.0	$—	$407.4	$1,433.1
Silver	2.1	72.7	3.2	—	8.1	—	—	86.1
Copper	294.7	—	—	—	—	—	—	294.7
Total revenue from contracts with customers	$435.5	$274.0	$403.1	$170.8	$123.1	$—	$407.4	$1,813.9
Provisional pricing adjustments	(10.1)	—	—	—	—	—	—	(10.1)
Total revenue	$425.4	$274.0	$403.1	$170.8	$123.1	$—	$407.4	$1,803.8

(b) Transaction Price Allocated to the Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue amounts relating to the Company's streaming arrangements and advanced metal sales agreement that will be invoiced and recognized as revenue in future periods. The Company applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.
At December 31, 2018 the aggregate amount of the revenue allocated to unsatisfied performance obligations was $280.6 million.
The Company expects to recognize approximately $68.5 million of this revenue over the next 12 months and the remainder (all relating to the streaming arrangements) over periods of 11 to 33 years.